SUPPLIER CONCENTRATION	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SUPPLIER CONCENTRATION

6. SUPPLIER CONCENTRATION

Purchases from our top ten suppliers comprised 85%, 85%, and 86% of all purchases made in 2025, 2024, and 2023, respectively. Our largest supplier, Carrier and its affiliates, accounted for 62%, 62%, and 65% of all purchases made in 2025, 2024, and 2023, respectively. See Note 19. A significant interruption by Carrier, or any of our other key suppliers, in the delivery of products could impair our ability to maintain current inventory levels and could materially adversely impact our consolidated results of operations and consolidated financial position.